Note 8 - Other Assets (Details) - Components of Other Assets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 8 - Other Assets (Details) - Components of Other Assets [Line Items]
FHLB stock	$ 1,887	$ 1,887
Accrued interest	2,387	2,095
Deferred tax asset, net	959	1,484
Other	2,244	1,579
Total	7,477	7,045
Investment Securities [Member]
Note 8 - Other Assets (Details) - Components of Other Assets [Line Items]
Accrued interest	1,010	1,005
Loans 1 [Member]
Note 8 - Other Assets (Details) - Components of Other Assets [Line Items]
Accrued interest	$ 1,377	$ 1,090